Note 4 - Other Investments - Securities Classified as Available-for-sale in a Continuous Unrealized Loss Position in Yen (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Available-for-sale-Fair Value Less than 12 Months	¥ 17,519	¥ 816
Available-for-sale-Unrealized Losses Less than 12 Months	699	5
Available-for-sale-Fair Value 12 Months or More		3,398
Available-for-sale-Unrealized Losses 12 Months or More		370
Available-for-sale-Fair Value	17,519	4,214
Available-for-sale-Unrealized Losses	¥ 699	¥ 375